Selected Condensed Consolidating Financial Statements of Parent, Guarantors and Non-Guarantors Guarantor Financial Data (Income Statement) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Condensed Financial Statements, Captions [Line Items]
Net sales	$ 2,485.1	$ 2,448.3	$ 2,324.9	$ 2,287.1	$ 2,353.8	$ 2,303.2	$ 2,282.9	$ 2,267.7	$ 9,545.4	$ 9,207.6	$ 5,399.6
Cost of goods sold									7,698.9	7,674.9	4,407.7
Gross profit	555.1	496.7	385.2	409.5	419.9	359.8	360.8	392.2	1,846.5	1,532.7	991.9
Selling, general and administrative expenses									954.3	927.5	541.2
Restructuring and other costs, net	26.0	23.5	12.4	16.1	23.1	13.7	28.1	10.3	78.0	75.2	93.3
Operating profit									814.2	530.0	357.4
Interest expense									(106.9)	(119.7)	(88.9)
Loss on extinguishment of debt	0	0	(0.1)	(0.2)	(6.3)	(0.1)	(19.5)	0	(0.3)	(25.9)	(39.5)
Interest income and other (expense) income, net									(0.9)	1.3	(15.0)
Equity in income of unconsolidated entities									4.6	3.4	1.5
Equity in income of consolidated entities									0	0	0
Income before income taxes	256.8	203.1	109.1	141.7	120.8	90.6	53.3	124.4	710.7	389.1	215.5
Income tax benefit (expense)									21.8	(136.9)	(69.5)
Consolidated net income	178.3	141.7	325.6	86.9	83.4	59.3	32.7	76.8	732.5	252.2	146.0
Less: Net income attributable to noncontrolling interests									(5.2)	(3.1)	(4.9)
Net income attributable to Rock-Tenn Company shareholders	176.5	140.1	324.7	86.0	82.3	58.2	31.9	76.7	727.3	249.1	141.1
Comprehensive income (loss) attributable to Rock-Tenn Company shareholders									927.3	47.8	(65.9)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales									(0.1)	0.1	0.5
Cost of goods sold									0	0	0.6
Gross profit									(0.1)	0.1	(0.1)
Selling, general and administrative expenses									0	2.3	1.7
Restructuring and other costs, net									(3.6)	2.6	19.4
Operating profit									3.5	(4.8)	(21.2)
Interest expense									(103.1)	(106.4)	(84.2)
Loss on extinguishment of debt									(0.1)	(25.9)	(38.6)
Interest income and other (expense) income, net									52.1	51.7	61.5
Equity in income of unconsolidated entities									0	0	0
Equity in income of consolidated entities									753.8	302.4	191.2
Income before income taxes									706.2	217.0	108.7
Income tax benefit (expense)									21.1	32.1	32.4
Consolidated net income									727.3	249.1	141.1
Less: Net income attributable to noncontrolling interests									0	0	0
Net income attributable to Rock-Tenn Company shareholders									727.3	249.1	141.1
Comprehensive income (loss) attributable to Rock-Tenn Company shareholders									927.3	47.8	(65.9)
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales									8,553.1	8,225.3	4,815.6
Cost of goods sold									6,855.7	6,816.5	3,932.6
Gross profit									1,697.4	1,408.8	883.0
Selling, general and administrative expenses									839.7	797.7	447.6
Restructuring and other costs, net									67.3	47.6	72.7
Operating profit									790.4	563.5	362.7
Interest expense									(48.1)	(46.3)	(125.1)
Loss on extinguishment of debt									0	0	(0.9)
Interest income and other (expense) income, net									(126.7)	(147.0)	(40.4)
Equity in income of unconsolidated entities									4.6	3.4	1.9
Equity in income of consolidated entities									77.4	15.7	44.6
Income before income taxes									697.6	389.3	242.8
Income tax benefit (expense)									26.0	(134.9)	(73.0)
Consolidated net income									723.6	254.4	169.8
Less: Net income attributable to noncontrolling interests									(4.0)	(2.7)	(4.9)
Net income attributable to Rock-Tenn Company shareholders									719.6	251.7	164.9
Comprehensive income (loss) attributable to Rock-Tenn Company shareholders									920.3	46.7	(45.6)
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales									1,674.9	1,648.3	956.1
Cost of goods sold									1,383.0	1,366.1	738.8
Gross profit									291.9	282.2	217.3
Selling, general and administrative expenses									114.6	127.5	91.9
Restructuring and other costs, net									14.3	25.0	1.2
Operating profit									163.0	129.7	124.2
Interest expense									(26.0)	(29.4)	(21.7)
Loss on extinguishment of debt									(0.2)	0	0
Interest income and other (expense) income, net									1.3	0.6	(2.3)
Equity in income of unconsolidated entities									0	0	(0.4)
Equity in income of consolidated entities									0	0	0.1
Income before income taxes									138.1	100.9	99.9
Income tax benefit (expense)									(25.3)	(34.1)	(28.9)
Consolidated net income									112.8	66.8	71.0
Less: Net income attributable to noncontrolling interests									(1.2)	(0.4)	0
Net income attributable to Rock-Tenn Company shareholders									111.6	66.4	71.0
Comprehensive income (loss) attributable to Rock-Tenn Company shareholders									84.2	63.6	21.7
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales									(682.5)	(666.1)	(372.6)
Cost of goods sold									(539.8)	(507.7)	(264.3)
Gross profit									(142.7)	(158.4)	(108.3)
Selling, general and administrative expenses									0	0	0
Restructuring and other costs, net									0	0	0
Operating profit									(142.7)	(158.4)	(108.3)
Interest expense									70.3	62.4	142.1
Loss on extinguishment of debt									0	0	0
Interest income and other (expense) income, net									72.4	96.0	(33.8)
Equity in income of unconsolidated entities									0	0	0
Equity in income of consolidated entities									(831.2)	(318.1)	(235.9)
Income before income taxes									(831.2)	(318.1)	(235.9)
Income tax benefit (expense)									0	0	0
Consolidated net income									(831.2)	(318.1)	(235.9)
Less: Net income attributable to noncontrolling interests									0	0	0
Net income attributable to Rock-Tenn Company shareholders									(831.2)	(318.1)	(235.9)
Comprehensive income (loss) attributable to Rock-Tenn Company shareholders									$ (1,004.5)	$ (110.3)	$ 23.9